Share-based Compensation - Share-based Payment Arrangement, Option, Activity (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	205,384,609
Weighted average exercise price, Outstanding	$ 0.0387
Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	62,079,809
Number of options, Granted	144,204,800	37,060,000
Number of options, Exercised	0
Number of options, Forfeited	(900,000)
Number of options, Outstanding	205,384,609	62,079,809
Number of options, Vested and exercisable	93,573,509
Weighted average exercise price, Outstanding	$ 0.0589
Weighted average exercise price, Granted	0.03
Weighted average exercise price, Exercised	0
Weighted average exercise price, Forfeited	0.03
Weighted average exercise price, Outstanding	0.0387	$ 0.0589
Weighted average exercise price, Vested and exercisable	$ 0.0478